PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2018
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

The accompanying consolidated financial statements include the financial statements of Uxin Limited (the “Company” or “Uxin”), its subsidiaries and variable interest entities (“VIEs”). The Company, its subsidiaries and the consolidated VIEs are collectively referred to as the “Group”.

The Company was incorporated under the law of the Cayman Islands as the exempted limited liability company on December 8, 2011. The Company serves as an investment holding company and currently has no operations of its own.

The Group primarily engages in operating used car e‑commerce platforms through its mobile applications (Uxin Used Car / Uxin Auction) and websites (www.xin.com / www.youxinpai.com), facilitating used car transaction services (2B / 2C) and facilitating financing solutions offered by third‑party financing partners to buyers for their used car purchases (2C). The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”).

In 2016, the Group spun off its 2B business through a transfer of the equity interest of Youxinpai (Beijing) Information Technology Co., Ltd.(“Youxinpai”), a subsidiary of the Company, to a series of shareholders, which represented the same offshore shareholders of the Company, i.e. same shareholders with their respective onshore and offshore entities. In 2017, the Company made its strategic decision for the existing shareholders of Youxinpai to transfer 100% equity interest in Youxinpai to the Company (referred to as “the Reorganization”).

On June 27, 2018, the Company completed its IPO on NASDAQ Global Select Market under the symbol “UXIN”. The Company offered 25,000,000 American Depositary Shares (“ADS”). Each ADS represents three ordinary share and was sold to the public at US$9.00 per ADS. Also, the Company entered into Convertible Note Purchase Agreements with CNCB (Hong Kong) Investment Limited (the “CNCB (Hong Kong)”) and Golden Fortune Company Limited (the “Golden Fortune”) concurrently with the closing of IPO. Net proceeds raised by the Company from the IPO and private placement in total amounted to approximately US$382.1 million (equivalent to RMB 2.6 billion) after deducting underwriting discounts commissions and other offering expenses.

As of December 31, 2018, the Company’s principal subsidiaries and consolidated VIEs are as follows:

		Date of	Percentage of
	Place of	incorporation or	direct or	Principal
Subsidiaries	incorporation	acquisition	indirect	activities
Youxinpai (Beijing) Information Technology Co., Ltd.	Beijing	June 15, 2012	100%	Used car auction
Youhan (Shanghai) Information Technology Co., Ltd.	Shanghai	December 25, 2015	100%	Used car auction
Kai Feng Finance Lease (Hangzhou) Co., Ltd.	Hangzhou	March 25, 2013	100%	Loan facilitation
Bo Yu Finance Lease (Tianjin) Co., Ltd.	Tianjin	March 6, 2015	100%	Loan facilitation
Yougu (Shanghai) Information Technology Co., Ltd.	Shanghai	March 13, 2015	100%	Transaction service
Youzhen (Beijing) Business Consulting Co., Ltd.	Beijing	March 28, 2016	100%	Transaction service
Youxin (Shanghai) Second Hand Car Business Co., Ltd.	Shanghai	January 26, 2016	100%	Transaction service
Beijing Youxin Fengshun Lubao Vehicle* Auction Co., Ltd.	Beijing	March 13, 2015	94.94%	Salvage car auction
Youxin (Shanxi) Technology Information Co., Ltd.	Xi’an	April 27, 2018	100%	Transaction service

As of December 31, 2018, the Company’s principal subsidiaries and consolidated VIEs are as follows:

		Date of	Percentage
VIEs	Place of	incorporation or	of direct	Principal
Subsidiaries	incorporation	acquisition	or indirect	activities

Youxin Internet (Beijing) Information Technology Co., Ltd.	Beijing	August 11, 2011	99.99%	Auction platform
Beijing Fengshun Lubao* Automotive Auction Co., Ltd.	Beijing	June 10, 2011	94.94%	Salvage car auction
Youxin Yishouche (Beijing) Information Technology Co., Ltd.	Beijing	March 12, 2015	99.99%	Transaction service

*Both are subsidiaries of Fairlubo Auction Company Limited (“Fairlubo”)